Non-Current Assets - Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2024
Statement [LineItems]
Disclosure of Non-Current Assets - Plant and Equipment

	Plant and Equipment	Computers	Furniture and fittings	Total
	A$	A$	A$	A$
At June 30, 2022
Cost or fair value	535,749	108,827	26,350	670,926
Accumulated depreciation	(525,692)	(86,566)	(20,735)	(632,993)

Net book amount	10,057	22,261	5,615	37,933

Fiscal Year ended June 30, 2023
Opening net book amount	10,057	22,261	5,615	37,933
Exchange differences	631	169	452	1,252
Additions	60,305	18,140	4,290	82,735
Disposals	—	(1,427)	—	(1,427)
Depreciation charge	(19,222)	(14,750)	(3,377)	(37,349)

Closing net book amount	51,771	24,393	6,980	83,144

At June 30, 2023
Cost or fair value	506,059	182,397	39,394	727,850
Accumulated depreciation	(454,288)	(158,004)	(32,414)	(644,706)

Net book amount	51,771	24,393	6,980	83,144

Fiscal Year ended June 30, 2024
Opening net book amount	51,771	24,393	6,980	83,144
Exchange differences	(540)	(34)	(40)	(614)
Additions	—	24,966	4,249	29,215
Disposals	—	(41)	—	(41)
Depreciation charge	(23,950)	(19,820)	(4,789)	(48,559)

Closing net book amount	27,281	29,464	6,400	63,145

At June 30, 2024
Cost or fair value	504,844	206,836	43,477	755,157
Accumulated depreciation	(477,563)	(177,372)	(37,077)	(692,012)

Net book amount	27,281	29,464	6,400	63,145